Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Preferred Stock	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance, Shares at Dec. 31, 2013	0	5,613,495
Beginning Balance, Amount at Dec. 31, 2013	$ 0	$ 48,133	$ 36,758	$ (1,172)	$ 83,719
Common stock repurchase, Shares		(4,537)
Common stock repurchase, Amount		$ (82)			(82)
Cash dividends declared on common stock			(1,022)		(1,022)
Stock options exercised, Shares		3,630
Stock options exercised, Amount		$ 37			37
Net earnings			9,388		9,388
Change in accumulated other comprehensive income, net of tax				6,625	6,625
Ending Balance, Shares at Dec. 31, 2014	0	5,612,588
Ending Balance, Amount at Dec. 31, 2014	$ 0	$ 48,088	45,124	5,453	98,665
Common stock repurchase, Shares		(102,050)
Common stock repurchase, Amount		$ (1,917)			(1,917)
Cash dividends declared on common stock			(1,574)		(1,574)
Net earnings			9,633		9,633
Change in accumulated other comprehensive income, net of tax				57	57
Ending Balance, Shares at Dec. 31, 2015	0	5,510,538
Ending Balance, Amount at Dec. 31, 2015	$ 0	$ 46,171	53,183	5,510	104,864
Common stock repurchase, Shares		(92,738)
Common stock repurchase, Amount		$ (1,984)			(1,984)
Cash dividends declared on common stock			(2,106)		(2,106)
Net earnings			9,177		9,177
Change in accumulated other comprehensive income, net of tax				(2,523)	(2,523)
Ending Balance, Shares at Dec. 31, 2016		5,417,800
Ending Balance, Amount at Dec. 31, 2016		$ 44,187	$ 60,254	$ 2,987	$ 107,428